Main differences between IFRS and Swiss GAAP	12 Months Ended
Dec. 31, 2023
Main Differences Between IFRS And Swiss GAAP [Line Items]
Disclosure of main differences between IFRS and Swiss GAAP [text block]

Note 33

Main differences between IFRS Accounting Standards

and Swiss GAAP

The consolidated financial statements of UBS AG are prepared in accordance with IFRS Accounting Standards. The Swiss
Financial

Market

Supervisory

Authority

(FINMA)

requires

financial

groups

presenting

financial

statements

under

IFRS
Accounting Standards

to provide

a narrative

explanation

of the

main differences

between

IFRS Accounting

Standards
and Swiss

generally accepted

accounting principles

(GAAP)

(the FINMA

Accounting Ordinance,

FINMA Circular

2020/1
“Accounting – banks”

and the Banking

Ordinance (the

BO)). Included in

this Note are

the significant differences

in the
recognition and

measurement between

IFRS Accounting

Standards and

the provisions

of the

BO and

the guidelines

of
FINMA governing true and fair view financial statement reporting pursuant to Art. 25 to Art. 42 of the BO.
1. Consolidation
Under

IFRS

Accounting

Standards,

all

entities

that

are

controlled

by the

holding

entity

are

consolidated.

Under

Swiss
GAAP controlled

entities deemed

immaterial to a

group or

those held only

temporarily are

exempt from

consolidation,
but

instead

are

recorded

as

participations

accounted

for

under

the

equity

method

of

accounting

or

as

financial
investments measured at the lower of cost or market

value.
2. Classification and measurement of financial assets
Under

IFRS

Accounting

Standards,

debt

instruments

are

measured

at

amortized

cost,

fair

value

through

other
comprehensive

income

(FVOCI)

or

fair

value

through

profit

or

loss

(FVTPL),

depending

on

the

nature

of

the

business
model within which the

particular asset is

held and the characteristics

of the contractual cash

flows of the

asset. Equity
instruments are accounted for

at FVTPL by

UBS. Under Swiss GAAP, trading assets and derivatives are

measured at FVTPL,
in

line with

IFRS

Accounting

Standards.

However,

non-trading

debt

instruments

are

generally

measured

at

amortized
cost, even

when the

assets are

managed on

a fair

value basis.

In addition,

the measurement

of financial

assets in

the
form of securities

depends on the nature

of the asset:

debt instruments not

held to maturity,

i.e., instruments available
for sale, and equity instruments with no permanent

holding intent, are classified as
Financial investments

and measured
at the lower of

(amortized) cost or market

value. Market value adjustments

up to the original

cost amount and realized
gains or

losses upon

disposal

of the

investment are

recorded

in the

income statement

as
Other income from ordinary
activities.
Equity

instruments

with

a

permanent

holding

intent

are

classified

as

participations

in
Non-consolidated
investments

in

subsidiaries

and

other

participations

and

are

measured

at

cost

less

impairment.

Impairment

losses

are
recorded in the

income statement as
Impairment of investments

in non-consolidated subsidiaries

and other participations.
Reversals of impairments up to the original cost amount and realized gains or losses upon disposal of the investment are recorded as
Extraordinary income / Extraordinary expenses
.
3. Fair value option applied to financial liabilities
Under IFRS

Accounting Standards,

UBS applies

the fair

value option

to certain

financial liabilities

not held

for trading.
Instruments for which the fair value option is applied are accounted for at FVTPL. The amount of change in the fair value
attributable to

changes in

UBS’s own

credit is

presented in
Other comprehensive

income

directly within
Retained earnings
.
The fair value option is applied primarily to issued structured debt instruments, certain non-structured

debt instruments,
certain payables under repurchase agreements and cash collateral on securities lending agreements, amounts due under unit-linked investment contracts, and brokerage

payables.
Under Swiss

GAAP, the

fair value

option can

only be

applied to

structured debt

instruments consisting

of a

debt host
contract and

one or

more embedded

derivatives that

do not

relate to

own equity.

Furthermore, unrealized

changes in
fair value

attributable to

changes in

UBS’s own

credit are

not recognized,

whereas realized

own credit

is recognized

in
Net trading income .
4. Allowances and provisions for credit losses
Swiss GAAP permit use

of IFRS Accounting Standards for

accounting for allowances and

provisions for credit losses based
on an expected credit loss (ECL) model. UBS has chosen to

apply the IFRS 9 ECL approach to those exposures

that are in
the ECL scope of both frameworks, IFRS Accounting Standards

and Swiss GAAP.
For the small residual

exposures within the scope

of Swiss GAAP ECL

requirements, which are

not subject to ECL

under
IFRS Accounting Standards due to classification differences,

UBS applies alternative approaches.

– For exposures for which Pillar 1 internal ratings-based models are applied to measure credit risk, ECL is determined by the regulatory expected loss (EL), with an

add-on for scaling up to the

residual maturity of exposures maturing beyond
the next

12 months,

as appropriate.

For detailed

information on

regulatory EL,

refer to

the “Risk

management and
control”

section of this report.

–
For exposures for

which the

Pillar 1 standardized

approach is

used to

measure credit

risk, ECL is

determined using

a
portfolio approach

that derives

a conservative

probability of

default (PD)

and a

conservative loss

given default

(LGD)
for the entire portfolio.

5. Hedge accounting
Under IFRS Accounting

Standards, when cash

flow hedge accounting is

applied, the fair value

gain or loss

on the effective
portion of

a derivative

designated

as a

cash flow

hedge

is recognized

initially in

equity and

reclassified

to the

income
statement when

certain conditions

are met.

When fair

value hedge

accounting is

applied, the

fair value

change of

the
hedged item attributable to the hedged risk is reflected in the measurement of the hedged item and is recognized in the income statement

along with

the change

in the

fair value

of the

hedging derivative.

Under Swiss

GAAP,

the effective
portion of the fair value change of a derivative

instrument designated as a cash flow

or as a fair value hedge is deferred
on the balance sheet as Other assets

or
Other liabilities . The carrying amount of the hedged item designated in fair value hedges is not adjusted for fair value changes attributable

to the hedged risk.

6. Goodwill and intangible assets
Under IFRS Accounting Standards,

goodwill acquired in a

business combination is not amortized

but tested annually for
impairment. Intangible

assets with

an indefinite

useful life

are

also not

amortized but

tested annually

for impairment.
Under Swiss GAAP,

goodwill and intangible assets with indefinite useful lives are amortized over a period not exceeding
five years, unless a longer useful life, which may

not exceed
10

years, can be justified. In addition, these assets are tested annually for impairment.
7. Post-employment benefit plans
Swiss GAAP

permit the

use of

IFRS Accounting

Standards

or Swiss

accounting standards

for post-employment

benefit
plans, with the election made on a plan-by-plan basis.
UBS has elected to

apply IAS 19 for the

non-Swiss defined benefit

plans in the UBS AG

standalone financial statements
and Swiss

GAAP (FER 16)

for the

Swiss pension

plan in

the UBS

AG and

the UBS

Switzerland

AG standalone

financial
statements. The

requirements of

Swiss GAAP

are better

aligned with

the specific

nature of

Swiss pension

plans, which
are hybrid in

that they combine

elements of defined

contribution and

defined benefit

plans, but are

treated as defined
benefit plans

under IFRS

Accounting Standards

.

Key differences

between

Swiss GAAP

and IFRS

Accounting Standards
include

the

treatment

of

dynamic

elements,

such

as

future

salary

increases

and

future

interest

credits

on

retirement
savings, which are not considered under the

static method used in accordance with

Swiss GAAP. Also, the discount rate
used to determine the defined

benefit obligation in accordance with

IFRS Accounting Standards is based

on the yield of
high-quality corporate bonds of the market in the respective pension plan country. The discount rate used in accordance with Swiss GAAP (i.e., the technical interest rate) is determined by the Pension Foundation Board based on the expected returns of the Board’s investment strategy.
For defined benefit plans, IFRS Accounting Standards

require the full defined benefit obligation net of the

plan assets to
be

recorded

on

the

balance

sheet

subject

to

the

asset

ceiling

rules,

with

changes

resulting

from

remeasurements
recognized

directly

in

equity.

However,

for

non-Swiss

defined

benefit

plans

for

which

IFRS

Accounting

Standards

are
elected, changes

due to

remeasurements are

recognized in

the income

statement

of UBS

AG standalone

under Swiss
GAAP.
Swiss GAAP require

employer contributions

to the pension

fund to be

recognized as personnel

expenses in the

income
statement. Swiss GAAP

also require an

assessment of whether,

based on

the pension fund’s

financial statements prepared
in accordance

with Swiss

accounting standards

(FER 26),

an economic

benefit to,

or obligation

of, the

employer arises
from

the

pension

fund

that

is

recognized

in

the

balance

sheet

when

conditions

are

met.

Conditions

for

recording

a
pension asset

or liability

would be

met if,

for example,

an employer

contribution reserve

is available or

the employer

is
required to contribute to the reduction of a pension deficit

(on an FER 26 basis).
8. Leasing
Under

IFRS

Accounting

Standards,

a

single

lease

accounting

model

applies

that

requires

UBS

to

record

a

right-of-use
(RoU) asset

and a

corresponding lease

liability on

the balance

sheet when

UBS is

a lessee

in a

lease arrangement.

The
RoU asset

and the

lease liability

are recognized

when

UBS acquires

control of

the physical

use of

the asset.

The lease
liability

is

measured

based

on

the

present

value

of

the

lease

payments

over

the

lease

term,

discounted

using

UBS’s
unsecured borrowing

rate. The

RoU asset

is recorded

at an

amount equal

to the

lease liability

but is

adjusted for

rent
prepayments, initial direct costs, any

costs to refurbish the leased

asset and / or lease

incentives received. The RoU asset
is depreciated over the shorter of the lease term or the

useful life of the underlying asset.
Under

Swiss

GAAP,

leases

that

transfer

substantially

all

the

risks

and

rewards,

but

not

necessarily

legal

title

in

the
underlying assets, are

classified as finance

leases. All other

leases are

classified as operating

leases. Whereas finance

leases
are

recognized

on

the

balance

sheet

and

measured

in

line

with

IFRS

Accounting

Standards,

operating

leases

are

not
recognized on

the balance

sheet, with

payments recognized

as
General and

administrative

expenses

on a

straight-line
basis over the lease term, which commences with control of the physical use of the asset. Lease incentives are treated as a reduction of rental expense and recognized on a consistent basis over the lease term.
9. Netting of derivative assets and liabilities
Under IFRS Accounting Standards

,

derivative assets, derivative liabilities

and related cash collateral

not settled to market
are

reported

on

a

gross

basis

unless

the

restrictive

netting

requirements

under

IFRS

Accounting

Standards

are

met:
(i) existence

of

master

netting

agreements

and

related

collateral

arrangements

that

are

unconditional

and

legally
enforceable,

in both

the normal

course of

business and

the event

of default,

bankruptcy

or insolvency

of UBS

and its
counterparties;

and

(ii) UBS’s

intention

to

either

settle

on

a

net

basis

or

to

realize

the

asset

and

settle

the

liability
simultaneously. Under Swiss GAAP,

derivative assets, derivative liabilities and related cash collateral not settled to market
are

generally

reported

on

a

net

basis,

provided

the

master

netting

and

the

related

collateral

agreements

are

legally
enforceable in the event of default, bankruptcy

or insolvency of UBS’s counterparties.

Note 33

Main differences between IFRS Accounting Standards

and Swiss GAAP (continued)
10. Negative interest
Under IFRS Accounting

Standards, negative

interest income

arising on a

financial asset

does not meet

the definition

of
interest

income

and,

therefore,

negative

interest

on

financial

assets

and

negative

interest

on

financial

liabilities

are
presented

within interest

expense and

interest

income,

respectively.

Under Swiss

GAAP,

negative interest

on financial
assets is presented

within interest income and

negative interest on financial

liabilities is presented within

interest expense.
11. Extraordinary income and expense
Certain non-recurring

and non-operating

income and

expense items,

such as realized

gains or

losses from

the disposal
of participations, fixed and intangible

assets, and reversals of impairments of

participations and fixed assets, are classified
as extraordinary items under Swiss GAAP.

This distinction is not available under IFRS Accounting Standards.